FINANCIAL ASSETS AT FVTPL - Summary of financial assets at fair value through profit or loss (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Non-current
Financial assets at FVTPL-non-current	¥ 252,411	¥ 188,083
Current
Non-equity investments	2,293	144,252
Financial assets at FVTPL	254,704	332,335
Investment in a listed company
Non-current
Financial assets at FVTPL-non-current	23,015	36,774
Current
Non-equity investments	2,293	144,252
Investment in private funds
Non-current
Financial assets at FVTPL-non-current	229,396	151,309
Current
Non-equity investments	¥ 2,293	¥ 144,252